Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue [text block] [Abstract]
Revenue	$ 3,637	$ 2,213	$ 10,159